Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
NOTE 7.
PROPERTY, PLANT AND EQUIPMENT

	2021	2020
Cost	$6,503,721	$6,563,206
Accumulated depreciation	(4,245,330)	(4,090,523)
	$2,258,391	$2,472,683
Rig equipment	2,074,185	2,269,794
Rental equipment	20,597	27,359
Other equipment	17,088	27,318
Vehicles	3,204	4,978
Buildings	44,009	49,451
Assets under construction	67,884	60,572
Land	31,424	33,211
	$2,258,391	$2,472,683
Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2019	$6,109,383	$110,307	$185,319	$38,506	$126,177	$67,740	$33,547	$6,670,979
Additions	10,375	—	350	—	—	50,810	—	61,535
Disposals	(78,028)	(4,664)	(3,990)	(2,789)	(3,053)	—	—	(92,524)
Reclassifications	55,322	—	521	—	—	(55,843)	—	—
Effect of foreign currency exchange differences	(71,285)	(619)	(1,196)	(367)	(846)	(2,135)	(336)	(76,784)
Balance, December 31, 2020	6,025,767	105,024	181,004	35,350	122,278	60,572	33,211	6,563,206
Additions	15,288	—	254	—	—	60,399	—	75,941
Disposals	(100,004)	(1,822)	(2,300)	(543)	(2,454)	—	(1,674)	(108,797)
Reclassifications	47,080	—	188	—	—	(47,268)	—	—
Effect of foreign currency exchange differences	(19,815)	(21)	(429)	(127)	(305)	(5,819)	(113)	(26,629)
Balance, December 31, 2021	$5,968,316	$103,181	$178,717	$34,680	$119,519	$67,884	$31,424	$6,503,721
Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2019	$3,598,878	$75,870	$146,715	$30,710	$69,343	$—	$—	$3,921,516
Depreciation expense	277,799	7,044	12,013	2,790	5,288	—	—	304,934
Disposals	(73,354)	(4,631)	(3,990)	(2,782)	(1,319)	—	—	(86,076)
Effect of foreign currency exchange differences	(47,350)	(618)	(1,052)	(346)	(485)	—	—	(49,851)
Balance, December 31, 2020	3,755,973	77,665	153,686	30,372	72,827	—	—	4,090,523
Depreciation expense	248,564	6,741	10,410	1,739	4,582	—	—	272,036
Disposals	(95,977)	(1,804)	(2,194)	(543)	(1,769)	—	—	(102,287)
Effect of foreign currency exchange differences	(14,429)	(18)	(273)	(92)	(130)	—	—	(14,942)
Balance, December 31, 2021	$3,894,131	$82,584	$161,629	$31,476	$75,510	$—	$—	$4,245,330
(a)	Impairment Test
Precision reviews the carrying value of its long-lived assets for indications of impairment at the end of each reporting period. At December 31, 2021, Precision reviewed each of its cash-generating units and did not identify indications of impairment, or reversal of impairment and therefore, did not test its CGUs for impairment.

(b)	Asset Disposals
Through the completion of normal course business operations, the Corporation sold used assets incurring gains or losses on disposal resulting in a net gain on asset disposal of
$9 million (2020
 –
$12 million).

During 2021, Precision sold its directional drilling business to Cathedral Energy Services Ltd. (
Cathedral
), along with
$3 million of cash to support Cathedral’s further growth and expansion, for a purchase price of $6 million, resulting in a gain on disposal of $1 million. The directional drilling business was previously contained within the Contract Drilling Services segment.
The purchase price was satisfied through the issuance of 13,400,000 Cathedral common shares, along with warrants to purchase an additional 2,000,000 Cathedral common shares at a price of $0.60 per common share within a two-year
period. In addition to the statutory hold period, the parties agreed to resale restrictions on the common share consideration that limits the timing and quantities of common shares Precision can sell over a two-year
period. The Cathedral common shares and share purchase warrants held by Precision are presented as long-term investments and other assets and will be revalued at each reporting period using Level I and II inputs, respectively.